OPPENHEIMER LARGE CAP GROWTH FUND
                       Supplement dated September 14, 1999
                  to the Prospectus dated December 17, 1998



The Prospectus is changed as follows:

1. This supplement replaces the Fund's prospectus supplement dated June 18, 1999.

2. The paragraph captioned "Portfolio Manager" on page 13 is deleted and replaced with the following:

    |_| Portfolio Managers. The Portfolio Managers of the Fund are Patrick Bisbey and David Dalzell, who are the persons primarily responsible for the day-to-day management of the Fund's portfolio. Messers. Bisbey and Dalzell became the Fund's portfolio managers on September 14, 1999. Mr. Bisbey is a Managing Director and Manager of Trading and Portfolio Operations (since June, 1992) of Trinity Investment Management Corporation ("Trinity"), a wholly-owned sudsidiary of OppenheimerFunds, Inc. Mr. Dalzell is a research analyst and trader with Trinity (since November, 1995), prior to which he was a financial consultant with Merrill Lynch Pierce Fenner & Smith Incorporated and a trader for First Chicago Trading Consultants.




September 14, 1999                                            PS0775.003

                        OPPENHEIMER LARGE CAP GROWTH FUND

                  Supplement dated September 14, 1999 to the
                  Statement of Additional Information dated
                   December 17, 1998, revised June 5, 1999

The Statement of Additional Information is changed as follows:

1. This supplement replaces the Fund's supplement dated June 18, 1999 to its Statement of Additional Information.

2. The biography of Bruce Bartlett on page 13 is deleted and replaced with the following:

      Patrick Bisbey, Portfolio Manager, Age: 41
      301 North Spring Street, Bellefonte, PA  16823
      Managing Director and Manager of Trading and Portfolio Operations (since June, 1992) of Trinity Investment Management Corporation ("Trinity"), a wholly-owned subsidiary of OppenheimerFunds, Inc.

      David Dalzell, Portfolio Manager, Age: 33
      301 North Spring Street, Bellefonte, PA  16823
      Research analyst and trader with Trinity (since November, 1995), prior to which he was a financial consultant with Merrill Lynch Pierce Fenner & Smith Incorporated and a trader for First Chicago Trading Consultants.






September 14, 1999                                                  PX0775.003